Derivative financial instrument liabilities (Details 4) $ in Thousands	9 Months Ended
May 31, 2023 USD ($)
IfrsStatementLineItems [Line Items]
Ending balance at derivative warrant liabilities	$ 5,100
Gold Zero Cost Collars [Member]
IfrsStatementLineItems [Line Items]
Beginning balance at derivative warrant liabilities
Change in fair value	52
Ending balance at derivative warrant liabilities	$ 52